Cover	Aug. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 21, 2024
Entity Registrant Name	ALLETE, Inc
Entity Incorporation, State or Country Code	MN
Entity File Number	1-3548
Entity Tax Identification Number	41-0418150
Entity Address, Address Line One	30 West Superior Street
Entity Address, City or Town	Duluth
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55802-2093
City Area Code	218
Local Phone Number	279-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	ALE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000066756
Amendment Flag	false